Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Compensation of Executives and Board Level Directors

Compensation of executives and Board level directors

For the years ended December 31,	2024	2023	2022
Short-term benefits (including salaries)	$14,883	$17,014	$16,586
Special payments	915	—	—
Post-employment benefits	1,488	1,790	2,114
Share-based payments	16,589	31,551	65,314
	$33,875	$50,355	$84,014

Schedule of Award Issued under the Omnibus Plan

The following Awards were issued under the Omnibus Plan:

For the years ended December 31,	2024	2023	2022
DSUs issued to certain members of the Board of Directors	77,252	78,040	46,576
RSUs to key management personnel, which vest over a three-year period	414,540	464,834	230,048
PSUs to key management personnel, which include both a time and performance condition on vesting	410,888	281,683	140,583
Stock options to key management personnel	—	550,519	285,149

Schedule of Awards Settled in a Net Settlement basis in Exchange

Of the Awards that were issued under the Omnibus Plan, the following Awards have been settled.

For the year ended December 31, 2024	Options Exercised	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	12,434	12,434
RSUs to key management personnel, which vest over a three-year period(1)	—	223,819	96,408
PSUs to key management personnel, which include both a time and performance condition on vesting(1)	—	230,863	145,197
Stock options to key management personnel	30,087	—	30,087

(1)      RSUs and PSUs were settled on a net settlement basis

For the year ended December 31, 2023	Forfeited	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	—	—
RSUs to key management personnel, which vest over a three-year period(1)	17,426	77,593	39,672
PSUs to key management personnel, which include both a time and performance condition on vesting	47,129	—	—
Stock options to key management personnel	32,403	—	—

(1)      RSUs were settled on a net settlement basis